Class A Ordinary Shares Subject to Possible Redemption (Details)	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 £ / shares shares	Feb. 23, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 £ / shares shares	Dec. 31, 2019 £ / shares
Cartesian Growth Corp [Member]
Temporary Equity [Line Items]
Common stock, shares issued				8,625,000
Common Class A Member
Temporary Equity [Line Items]
Common stock par value (in Dollars per share) | £ / shares			£ 0.01			£ 0.01	£ 0.01
Common Class A Member | Cartesian Growth Corp [Member]
Temporary Equity [Line Items]
Common stock, shares authorized	200,000,000	200,000,000	200,000,000		200,000,000	200,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued	0	0	0		0	0
Common stock, shares outstanding	0	0	0		0	0
Shares issued	34,500,000	34,500,000	34,500,000
Common Class A Member | Subject To Possible Redemption [Member] | Cartesian Growth Corp [Member]
Temporary Equity [Line Items]
Common stock, shares issued	34,500,000	34,500,000	34,500,000
Common stock, shares outstanding	34,500,000	34,500,000	34,500,000